Bank loans (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Borrowings [Abstract]
Disclosure Of Borrowings Explanatory

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Non-current
–Long-term bank loan (Note (i))	50,040	47,534
Current
–Short-term bank loans (Note (ii)(iii))	30,019	102,275
	80,059	149,809

Notes:

(i)	In September 2024, a commercial bank in the PRC provided the Group with a two-year long-term bank loan of RMB50.0 million bearing an interest rate of 2.9% per annum. In March 2025, the Group repaid RMB2.5 million in accordance with the repayment schedule.
(ii)	In November and December 2024, a commercial bank in the PRC provided the Group with certain one-year short-term loans with total principal amount of RMB30.0 million bearing an interest rate of 2.5% per annum.
(iii)	During the six months ended June 30, 2025, two commercial banks in PRC provided the Group with certain one-year short-term loans with total principal amount of RMB40.0 million (bearing annual interest rates of 2.25% and 2.30%) and RMB32.2 million (bearing annual interest rates of 2.15%), respectively.

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Non-current
–Long-term bank loan (Note (i))	—	50,040
Current
–Short-term bank loans (Note (ii))	—	30,019
	—	80,059

Notes:

(i)	In September 2024, a commercial bank in the PRC provided the Group with a two-year long-term bank loan of RMB50.0 million bearing an interest rate of 2.9% per annum.
(ii)	In November and December 2024, a commercial bank in the PRC provided the Group with certain one-year short-term loans with total principal amount of RMB30.0 million bearing an interest rate of 2.5% per annum.